STOCK BASED COMPENSATION - Stock based compensation expense (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)
Stock-Based Compensation Expense
Intrinsic value of outstanding options	$ 0	$ 0
Stock-based compensation expense	267,000	497,000
Unrecognized stock compensation expense	3,472,529	$ 3,472,529
Unrecognized stock compensation expense expected to be recognized over the remaining weighted average service period		3 years 3 months 25 days
Research and development
Stock-Based Compensation Expense
Stock-based compensation expense	35,000	$ 65,000
General and administrative
Stock-Based Compensation Expense
Stock-based compensation expense	$ 232,000	$ 432,000